Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001
                                  202-737-8833


                                              September 4, 2013

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


         Re:  AllianceBernstein Corporate Shares
              -   AllianceBernstein Corporate Income Shares
              -   AllianceBernstein Municipal Income Shares
              -   AllianceBernstein Taxable Multi-Sector Income Shares
              - AllianceBernstein Tax-Aware Real Return Income Shares (File Nos. 333-112207 and 811-21497)
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Dear Sir or Madam:

            On behalf of AllianceBernstein Corporate Shares (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 30, 2013.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                              Very truly yours,


                                              /s/ Jeffrey Schellenger
                                              -----------------------
                                                  Jeffrey Schellenger